13. SETTLEMENT EXPENSE	9 Months Ended
Sep. 30, 2017
Settlement Expense
Settlement Expense

13.  Settlement Expense

The Company is a contributing employer to the Motion Picture Industry Pension, Individual Account, and Health Plans (collectively, the “Plans”), two multiemployer pension funds and one multiemployer welfare fund, respectively, that are governed by the Employee Retirement Income Security Act of 1974, as amended. In the past, the Company had disputed that certain employees were not union members and, as such, were not eligible to participate in the Plans. Pursuant to audit results that were settled during the year ended December 31, 2016 between the Plans and the Company, the employees were determined to be union members. Based on the Plans’ audit results for the period from June 6, 2007 through June 6, 2011, the Company was liable to the Plans for delinquent pension plan contributions, health and welfare plan contributions, and union dues in the amount of $340,000, which was expensed prior to January 1, 2014 and paid in August 2016.

The Plans intend to conduct a second audit of the Company’s books and records for the period from June 7, 2011 through August 20, 2016 in connection with the Company’s alleged contribution obligations to the Plans. Based on the settled audit by the Plans for the period from June 6, 2007 through June 6, 2011, the Company expects that the Plans may seek to collect approximately $300,000 in delinquent pension plan contributions, health and welfare plan contributions, and union dues from the Company after the audit is completed. The Company believes this exposure to be probable and, therefore, has recorded this liability and recognized the expenses ratably throughout the period under audit.